CONTINGENT SHARES AND EARNOUT LIABILITIES - Contingent Earnout (Details) - USD ($)		12 Months Ended
	May 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Jun. 29, 2021
CONTINGENT SHARES AND EARNOUT LIABILITIES
Contingency shares issued upon closing of business combination		$ 14,656,666	$ 38,428,700
Change in fair value of contingent liabilities			34,820,000
Gain contingency unrecorded amount		1,207,666	2,372,200
Change in fair value recorded as a component of contingent liabilities		1,164,534	5,268,134
Change in fair value of contingent liabilities.		29,232,034	4,031,634
RSUs contingent on revenue earnout provisions
CONTINGENT SHARES AND EARNOUT LIABILITIES
Change in fair value recorded as a component of contingent liabilities		$ 2,548,000	0
RSUs contingent on revenue earnout provisions	1,300,000	1,300,000
Change in fair value of contingent liabilities.		$ 2,912,000	$ 0
Mercer Park
CONTINGENT SHARES AND EARNOUT LIABILITIES
Equity shares		616,156		1,008,975
Number of shares contingently issuable		6,306,095
Shares issued		0	0
Mercer Park | Minimum
CONTINGENT SHARES AND EARNOUT LIABILITIES
Shares issuable volume-weighted average price trigger		$ 13.00
Mercer Park | Maximum
CONTINGENT SHARES AND EARNOUT LIABILITIES
Shares issuable volume-weighted average price trigger		$ 15.00
Mercer Park | Restricted Shares
CONTINGENT SHARES AND EARNOUT LIABILITIES
Number of shares contingently issuable			392,819
Contingent Earnout Camarillo Transaction
CONTINGENT SHARES AND EARNOUT LIABILITIES
Contingent Shares/Earnout Issued for Option Right		$ 4,041,000	$ 19,847,000
Gain contingency unrecorded amount			22,571,000
Change in fair value recorded as a component of contingent liabilities		$ 18,530,000	2,724,000
Potential earnout fee			75,000,000
Contingent Shares Camarillo Transaction
CONTINGENT SHARES AND EARNOUT LIABILITIES
Equity shares		6,500,000
Number of shares contingently issuable		3,500,000
Contingency shares issued upon closing of business combination			13,485,500
Contingent Shares/Earnout Issued for Option Right		$ 6,860,000	14,973,000
Change in fair value recorded as a component of contingent liabilities		$ 6,625,500	$ 1,487,500